Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Short-term investments	$ 489,437	$ 389,698
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	108,853	81,023
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	$ 380,584	$ 308,675